                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       September 30, 2006

Check here if Amendment [  ]; Amendment Number: _______
          This Amendment (Check only one.):     [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Menno Insurance Service d/b/a MMA Capital Management
Address:                  1110 North Main Street
                          Goshen
                          Indiana  46528

13F File Number:          28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                     Steven L. Garboden
Title:                    Interim President
Phone:                    574/533-9511

Signature, Place, and Date of Signing:

    /s/  Steven L. Garboden                Goshen, IN          October 30, 2006
    -----------------------               -------------        ----------------
         [Signature]                      [City, State]            Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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        FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           -0-
                                                      --------------
Form 13F Information Table Entry Total:               $35,779,535.00
                                                      --------------
Form 13F Information Table Value Total:               $55,653,782.00
                                                      --------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

            No.                 13F File Number           Name

            ______________      28 - __________           ____________________

            [Repeat as necessary.]

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MENNO INSURANCE SERVICE


                                           TITLE                                  FAIR               SHARES
                                            OF                                   MARKET            INVESTMENT           VOTING
ISSUER                                     CLASS              CUSIP              VALUE             DISCRETION          AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Inc                                  Common            00206R102            1249327            38370 Sole         Sole 38370
Abbott Laboratories                       Common            002824100             739569            15230 Sole         Sole 15230
Allstate Corp                             Common            020002101             435974            6950 Sole          Sole 6950
Alltel Corp                               Common            020039103             233100            4200 Sole          Sole 4200
American International Group              Common            026874107            1667764            25170 Sole         Sole 25170
Apache Corp                               Common            037411105             224360            3550 Sole          Sole 3550
BB&T Corp                                 Common            054937107             274938            6280 Sole          Sole 6280
Bank of America Corp                      Common            060505104            2421900            45210 Sole         Sole 45210
Bank of New York Co Inc                   Common            064057102             296889            8420 Sole          Sole 8420
Baxter International Inc                  Common            071813109             316402            6960 Sole          Sole 6960
Bellsouth Corp                            Common            079860102             774202            18110 Sole         Sole 18110
Berkshire Hathaway                        Common            084670207             320574            101 Sole           Sole 101
Bristol-Myers Squibb Co                   Common            110122108             523320            21000 Sole         Sole 21000
CBS Corporation                           Common            124857202             216064            7670 Sole          Sole 7670
Capital One Financial Corp                Common            14040H105             281603            3580 Sole          Sole 3580
Carnival Corporation                      Common            143658300             304754            6480 Sole          Sole 6480
Chubb Corp                                Common            171232101             235379            4530 Sole          Sole 4530
Citigroup Inc                             Common            172967101            2236640            45030 Sole         Sole 45030
Clear Channel Communications              Common            184502102             218106            7560 Sole          Sole 7560
Coca Cola Company                         Common            191216100             984747            22040 Sole         Sole 22040
ConocoPhillips                            Common            20825C104             977483            16420 Sole         Sole 16420
Countrywide Financial Co                  Common            222372104             241776            6900 Sole          Sole 6900
Devon Energy Corp                         Common            25179M103             272808            4320 Sole          Sole 4320
Emerson Electric Co                       Common            291011104             357244            4260 Sole          Sole 4260
FPL Group Inc                             Common            302571104             206100            4580 Sole          Sole 4580
Federal Home Loan Mortgage                Common            313400301             446401            6730 Sole          Sole 6730
Federal National Mortgage Assn            Common            313586109             550154            9840 Sole          Sole 9840
Federated Department Stores               Common            31410H101             258828            5990 Sole          Sole 5990

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TUESDAY, OCTOBER 17, 2006                                                                                             PAGE 1 OF 3



                                           TITLE                                  FAIR               SHARES
                                            OF                                   MARKET            INVESTMENT           VOTING
ISSUER                                     CLASS              CUSIP              VALUE             DISCRETION          AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------

Fifth Third Bancorp                       Common            316773100             258944            6800 Sole          Sole 6800
Ford Motor Co                             Common            345370860             165683            20480 Sole         Sole 20480
Hartford Financial Svcs Group             Common            416515104             271528            3130 Sole          Sole 3130
Hewlett Packard Co                        Common            428236103             992831            27060 Sole         Sole 27060
IBM Corp                                  Common            459200101            1206157            14720 Sole         Sole 14720
JPMorgan Chase & Co                       Common            46625H100            1628573            34680 Sole         Sole 34680
Kimberly-Clark Corp                       Common            494368103             269937            4130 Sole          Sole 4130
Lehman Brothers Holdings                  Common            524908100             397367            5380 Sole          Sole 5380
Eli Lilly & Co                            Common            532457108             614460            10780 Sole         Sole 10780
McDonalds Corp                            Common            580135101             366946            9380 Sole          Sole 9380
Merck & Co Inc                            Common            589331107             917610            21900 Sole         Sole 21900
Merrill Lynch Co                          Common            590188108             711802            9100 Sole          Sole 9100
MetLife Inc                               Common            59156R108             435869            7690 Sole          Sole 7690
Morgan Stanley Dean Witter                Common            617446448             820237            11250 Sole         Sole 11250
National City Corp                        Common            635405103             256566            7010 Sole          Sole 7010
PNC Financial Services Group .            Common            693475105             233981            3230 Sole          Sole 3230
Pitney Bowes Inc                          Common            724479100             261339            5890 Sole          Sole 5890
Prudential Financial Inc                  Common            744320102             384300            5040 Sole          Sole 5040
St Paul Travelers Cos Inc                 Common            792860108             344173            7340 Sole          Sole 7340
Simon Property Group Inc                  Common            828806109             222019            2450 Sole          Sole 2450
Sun Microsystems Inc                      Common            866810104             206168            41650 Sole         Sole 41650
Suntrust Banks                            Common            867914103             289800            3750 Sole          Sole 3750
Symantec Corp                             Common            871503108             210885            9910 Sole          Sole 9910
TXU Corp                                  Common            873168108             280715            4490 Sole          Sole 4490
Time Warner Inc                           Common            887317105             610887            33510 Sole         Sole 33510
Tyco International Ltd                    Common            902124106             544685            19460 Sole         Sole 19460
U.S. Bancorp                              Common            902973304             655431            19730 Sole         Sole 19730
Valero Energy Corp                        Common            91913Y100             308305            5990 Sole          Sole 5990
Verizon Communications Inc                Common            92343V104            1133208            30520 Sole         Sole 30520
Wachovia Corp                             Common            929903102             895032            16040 Sole         Sole 16040

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TUESDAY, OCTOBER 17, 2006                                                                                             PAGE 2 OF 3



                                           TITLE                                  FAIR               SHARES
                                            OF                                   MARKET            INVESTMENT           VOTING
ISSUER                                     CLASS              CUSIP              VALUE             DISCRETION          AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Inc                     Common            939322103             443394            10200 Sole         Sole 10200
Wells Fargo & Company                     Common            949746101            1233738            34100 Sole         Sole 34100
Wyeth                                     Common            983024100             731588            14390 Sole         Sole 14390
Xerox Corp                                Common            984121103             208971            13430 Sole         Sole 13430
Aggregate Total                                                                 55653782          1370273

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TUESDAY, OCTOBER 17, 2006                                                                                             PAGE 3 OF 3

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FMV OF ALL LISTED SECURITIES

SUM OF FAIR MARKET VALUE
------------------------
             35779535.00


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TUESDAY, OCTOBER 17, 2006                                           PAGE 1 OF 1